Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Consolidated core EPS, basic	₱ 119.39	₱ 127.79	₱ 128.66
Add (deduct) adjustments, basic:
Gains on derivative financial instruments net, excluding hedge costs, basic	4.08	2.34	4.99
Core income adjustment on equity share in net losses associates and joint ventures, basic	(0.11)	(0.28)	(0.44)
Impairment of investment, basic	(0.80)	(11.86)	(25.52)
Investment written-off, basic	(1.68)
Foreign exchange losses net, basic	(3.57)	(1.74)	(10.40)
Loss in fair value of investments, basic	(5.34)
MRP, basic	(5.52)
Asset impairment, basic	(9.82)	(13.12)	(4.96)
Depreciation due to shortened life of property and equipment, basic	(14.06)	(41.52)
Other non-recurring income and others, basic	4.71
Total adjustments,basic	(32.11)	(66.18)	(36.33)
Consolidated EPS attributable to common equity holders of PLDT, basic	87.28	61.61	92.33
Consolidated core EPS, diluted	119.39	127.79	128.66
Add (deduct) adjustments, diluted:
Gains on derivative financial instruments net, excluding hedge costs, diluted	4.08	2.34	4.99
Core income adjustment on equity share in net losses associates and joint ventures, diluted	(0.11)	(0.28)	(0.44)
Impairment of investment	(0.80)	(11.86)	(25.52)
Investment written-off, diluted	(1.68)
Foreign exchange losses net, diluted	(3.57)	(1.74)	(10.40)
Loss in fair value of investments, diluted	(5.34)
MRP, diluted	(5.52)
Asset impairment, diluted	(9.82)	(13.12)	(4.96)
Depreciation due to shortened life of property and equipment, diluted	(14.06)	(41.52)
Other non-recurring income and others, diluted	4.71
Total adjustments, diluted	(32.11)	(66.18)	(36.33)
Consolidated EPS attributable to common equity holders of PLDT, diluted	₱ 87.28	₱ 61.61	₱ 92.33